Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Israel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	0.20%	0.00%
Rate of Devaluation (Appreciation) Against U.S. Dollar	(6.72%)	(1.65%)
Rate of Exchange of U.S. Dollar	3.33	3.57
Canada [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	2.20%	0.89%
Rate of Devaluation (Appreciation) Against U.S. Dollar	(10.64%)	6.02%
Rate of Exchange of U.S. Dollar	1.26	1.41